Document and Entity Information	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Entity Registrant Name	CHF Solutions, Inc.
Entity Central Index Key	0001506492
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2019